Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule of Effective Income Tax Rate Reconciliation [Abstract]
Federal income tax rate	34.00%	34.00%
State income tax, net of federal benefit	6.00%	6.00%
Permanent differences	6.00%	40.00%
Prior year adjustments	(35.00%)	0.00%
Effective income tax rate	11.00%	80.00%
Effect on valuation allowance	(70.00%)	(80.00%)
Effective income tax rate	(59.00%)	0.00%